March 20, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Alpine Series Trust (the “Trust”)
File Nos. (333-75786) and (811-10405)

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of Trust’s prospectus dated February 28, 2012 as filed on March 5, 2012 pursuant to Rule 497(c).

Sincerely,
/s/ Matthew Breitman
Matthew Breitman
General Counsel